RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2012
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Abstract]
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Text Block]

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2012	$395,757	$-	$124,050	$223,667

Operating limited partnership rents received in advance	(26,057)	-	-	(23,357)

Accrued partnership management fees not recognized (recognized) for tax purposes	(377,033)	-	85,445	96,512

Other	4,716,199	-	2,565,458	13,273

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(2,145,042)	-	(490,952)	(292,886)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,127,950)	-	(192,798)	(90,412)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,704,620)	-	(276,867)	(150,458)

Income (loss) for tax return purposes, December 31, 2011	$(268,746)	$-	$1,814,336	$(223,661)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2012	$(77,985)	$(110,223)	$236,248

Operating limited partnership rents received in advance	-	-	(2,700)

Accrued partnership management fees not recognized (recognized) for tax purposes	(181,362)	(169,476)	(208,152)

Other	(6,394)	122,895	2,020,967

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(325,309)	(247,885)	(788,010)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(194,330)	(174,377)	(476,033)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(809,231)	(57,195)	(410,869)

Income (loss) for tax return purposes, December 31, 2011	$(1,594,611)	$(636,261)	$371,451

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2011	$916,030	$-	$(248,576)	$91,026

Operating limited partnership rents received in advance	(2,154)	-	112	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(544,848)	-	204,984	96,888

Other	2,303,371	-	(622,784)	304,583

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(2,773,816)	-	(505,658)	(347,148)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,139,108)	-	(238,339)	(71,346)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,142,641)	-	(19,983)	(198,219)

Income (loss) for tax return purposes, December 31, 2010	$(3,383,166)	$-	$(1,430,244)	$(124,216)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2011	$1,163,558	$190,337	$(280,315)

Operating limited partnership rents received in advance	-	(122)	(2,144)

Accrued partnership management fees not recognized (recognized) for tax purposes	(1,256,301)	138,792	270,789

Other	841,960	99,229	1,680,383

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(289,458)	(469,684)	(1,161,868)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(123,956)	(207,180)	(498,287)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(852,933)	(359,097)	(712,409)

Income (loss) for tax return purposes, December 31, 2010	$(517,130)	$(607,725)	$(703,851)

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2011	$(48,393,618)	$-	$(10,525,978)	$(5,088,117)

Add back losses not recognized under the equity method	32,626,477	-	6,554,370	3,477,406

Impairment loss in investments in operating limited partnerships	(3,521,265)	-	(369,919)	(457,341)

Less share of loss - three months ended March 31, 2012	(938,709)	-	-	-

Other	20,227,115	-	4,341,527	2,068,052

Investments in operating limited partnerships - as reported, March 31, 2012	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2011	$(6,882,763)	$(9,490,387)	$(16,406,373)

Add back losses not recognized under the equity method	4,552,756	6,646,523	11,395,422

Impairment loss in investments in operating limited partnerships	(282,491)	(185,348)	(2,226,166)

Less share of loss - three months ended March 31, 2012	-	(177,104)	(761,605)

Other	2,612,498	3,206,316	7,998,722

Investments in operating limited partnerships - as reported, March 31, 2012	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2011 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2010	$(48,868,866)	$-	$(12,134,087)	$(4,706,026)

Add back losses not recognized under the equity method	34,676,928	-	8,343,885	3,243,148

Impairment loss in investments in operating limited partnerships	(3,982,635)	-	(369,919)	(628,541)

Less share of loss - three months ended March 31, 2011	(984,858)	-	-	-

Other	19,159,431	-	4,160,121	2,091,419

Investments in operating limited partnerships - as reported, March 31, 2011	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2011 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2010	$(6,302,349)	$(9,131,923)	$(16,594,481)

Add back losses not recognized under the equity method	4,272,778	6,461,505	12,355,612

Impairment loss in investments in operating limited partnerships	(282,491)	(171,947)	(2,529,737)

Less share of loss - three months ended March 31, 2011	-	(177,104)	(807,754)

Other	2,312,062	3,019,469	7,576,360

Investments in operating limited partnerships - as reported, March 31, 2011	$-	$-	$-